RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2023
Schedule Of Related Party Transactions With Oniva
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Salaries, benefits, and consulting fees	$289	$237	$869	$975
Share-based payments	502	427	1,472	1,251
	$791	$664	$2,341	$2,226

Schedule Of Related Party Transactions And Balances
	September 30, 2023	December 31, 2022
Oniva International Services Corp.	$100	$100
Silver Wolf Exploration Ltd.	(131)	(72)
	$(31)	$28

Schedule Of Due To Related Parties
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Salaries and benefits	$240	$218	$729	$670
Office and miscellaneous	107	119	364	325
	$347	$337	$1,093	$995